Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments

13.     Fair Value of Financial Instruments

Fair value is defined as the price that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure for assets and liabilities measured at fair value requires allocation to a three-level valuation hierarchy. This valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. Categorization within this hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

We believe that the carrying values reflected in our consolidated balance sheets reasonably approximate the fair values for cash and cash equivalents, accounts receivable, escrow deposits, and all liabilities, due to their short-term nature, except for our notes receivable issued in connection with property sales, mortgages payable and our senior notes and bonds payable, which are disclosed below (dollars in millions):

	Carrying value per	Estimated fair
At December 31, 2011	balance sheet	market value
Notes receivable issued in connection with property sales	$19.0	$19.6
Note receivable issued in connection with 2011 acquisitions	$8.8	$8.8
Mortgages payable assumed in connection with 2011 acquisitions	$67.8	$68.2
Notes payable	$1,750.0	$1,901.9

	Carrying value per	Estimated fair
At December 31, 2010	balance sheet	market value
Notes receivable issued in connection with property sales	$22.1	$23.2
Notes payable	$1,600.0	$1,707.1

The estimated fair value of our notes receivable, issued in connection with property sales, has been calculated by discounting the future cash flows using an interest rate based upon the current 5-year or 7-year Treasury yield curve, plus an applicable credit-adjusted spread. These notes receivable were issued in connection with the sale of three Crest properties. Payments to us on these notes receivable are current and no allowance for doubtful accounts has been recorded for them.

The estimated fair value of our mortgages payable has been calculated by discounting the future cash flows using an interest rate based upon the current 5-year Treasury yield curve, plus an applicable credit-adjusted spread.

The estimated fair value of our notes and bonds payable is based upon indicative market prices and recent trading activity of our notes and bonds payable.